UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of December 31, 2015 (Unaudited)

Central Cash Management Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligations 60.8%
U.S. Government Sponsored Agencies 57.0%
Federal Farm Credit Bank:
0.224% *, 3/3/2016	15,000,000	15,000,000
0.226% *, 4/8/2016	17,500,000	17,499,526
0.249% *, 5/5/2016	17,000,000	17,000,011
0.291% **, 5/13/2016	8,000,000	7,991,429
0.296% *, 7/8/2016	10,000,000	10,002,364
0.316% **, 6/14/2016	2,450,000	2,446,463
0.331% **, 8/11/2016	7,500,000	7,484,669
0.341% **, 8/26/2016	7,600,000	7,582,917
0.393% *, 9/22/2016	15,000,000	15,000,000
0.401% **, 5/27/2016	5,500,000	5,491,017
Federal Home Loan Bank:
0.05% **, 1/6/2016	21,402,000	21,401,822
0.095% **, 1/7/2016	15,000,000	14,999,762
0.16% **, 1/15/2016	2,700,000	2,699,832
0.17% **, 2/22/2016	5,000,000	4,998,772
0.18% **, 2/16/2016	8,000,000	7,998,160
0.18% **, 3/1/2016	10,000,000	9,997,000
0.19% **, 1/20/2016	15,000,000	14,998,496
0.21% **, 4/12/2016	12,500,000	12,492,562
0.23% **, 1/20/2016	12,500,000	12,498,483
0.236% **, 1/29/2016	12,000,000	11,997,807
0.24%, 5/18/2016	12,000,000	11,998,459
0.24% **, 4/4/2016	10,000,000	9,993,733
0.244% *, 6/3/2016	15,000,000	15,000,000
0.245% **, 4/22/2016	8,000,000	7,993,902
0.25% **, 3/24/2016	10,000,000	9,994,236
0.264% *, 10/7/2016	7,500,000	7,500,000
0.265% **, 2/9/2016	7,500,000	7,497,847
0.301% **, 7/15/2016	5,000,000	4,991,833
0.301% **, 2/19/2016	11,500,000	11,495,304
0.301% **, 3/8/2016	3,000,000	2,998,325
0.301% **, 3/11/2016	12,500,000	12,492,708
0.301% **, 5/25/2016	5,000,000	4,993,958
0.301% *, 8/17/2016	10,000,000	10,000,000
0.305% **, 2/29/2016	6,000,000	5,997,001
0.311% **, 6/28/2016	8,000,000	7,987,669
0.316% **, 6/1/2016	2,000,000	1,997,340
0.335% **, 2/10/2016	6,000,000	5,997,767
0.341% **, 4/18/2016	10,000,000	9,989,800
0.351% **, 7/1/2016	5,638,000	5,628,024
0.358% *, 7/22/2016	12,000,000	12,000,000
0.36% **, 6/2/2016	7,500,000	7,488,525
0.371% **, 5/9/2016	7,000,000	6,990,719
0.371% **, 5/16/2016	7,000,000	6,990,216
0.375%, 2/19/2016	12,500,000	12,501,577
0.391% **, 5/31/2016	10,000,000	9,983,642
0.392% *, 8/26/2016	12,500,000	12,500,000
0.4% **, 7/1/2016	5,000,000	4,989,889
0.42% **, 2/19/2016	7,600,000	7,595,655
0.422% **, 7/1/2016	7,500,000	7,484,075
0.441% **, 3/29/2016	12,000,000	11,987,093
0.471% **, 6/7/2016	7,000,000	6,985,561
0.501% **, 6/13/2016	7,000,000	6,984,056
0.602% **, 7/5/2016	12,000,000	11,962,800
Federal Home Loan Mortgage Corp.:
0.2% **, 2/23/2016	8,000,000	7,997,644
0.23% **, 1/12/2016	7,500,000	7,499,473
0.235% **, 4/15/2016	15,500,000	15,489,376
0.24% **, 1/26/2016	10,000,000	9,998,333
0.511% **, 4/27/2016	25,000,000	24,958,562
5.5%, 7/18/2016	5,000,000	5,137,642
Federal National Mortgage Association:
0.207% *, 10/21/2016	9,000,000	8,999,607
0.255% **, 2/2/2016	5,000,000	4,998,867
0.422% *, 7/20/2017	5,000,000	4,999,607
		590,651,917
U.S. Treasury Obligations 3.8%
U.S. Treasury Notes:
0.25%, 5/15/2016	10,000,000	10,001,990
0.305% *, 1/31/2016	15,000,000	15,000,000
2.0%, 4/30/2016	15,000,000	15,083,422
		40,085,412
Total Government & Agency Obligations (Cost $630,737,329)		630,737,329
Repurchase Agreements 38.7%
Barclays Capital, 0.32%, dated 12/31/2015, to be repurchased at $60,002,133 on 1/4/2016 (a)	60,000,000	60,000,000
BNP Paribas, 0.3%, dated 12/31/2015, to be repurchased at $125,004,167 on 1/4/2016 (b)	125,000,000	125,000,000
Citigroup Global Markets, Inc., 0.32%, dated 12/31/2015, to be repurchased at $50,001,778 on 1/4/2016 (c)	50,000,000	50,000,000
Nomura Securities International, 0.35%, dated 12/31/2015, to be repurchased at $166,006,456 on 1/4/2016 (d)	166,000,000	166,000,000
Total Repurchase Agreements (Cost $401,000,000)		401,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,031,737,329) †	99.5	1,031,737,329
Other Assets and Liabilities, Net	0.5	4,861,376
Net Assets	100.0	1,036,598,705

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†				The cost for federal income tax purposes was $1,031,737,329.
*				Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Collateralized by $110,174,416 U.S. Treasury STRIPS,with various maturity datesof 2/15/2020-8/15/2036 with a value of $61,200,000.
(b)				Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,875,223	Government National Mortgage Association	3.0 - 10.0	4/15/2018 - 9/15/2045	102,000,262
800	U.S. Treasury Bill	Zero Coupon	6/9/2016	798
25,717,500	U.S. Treasury Notes	1.5 - 2.75	5/31/2020 - 2/15/2024	25,498,938
2	U.S. Treasury STRIPS	Zero Coupon	5/15/2020 - 11/15/2028	2
Total Collateral Value				127,500,000

(c)	Collateralized by $51,063,900 U.S. Treasury Note, 2.125%, maturing on 12/31/2022 with a value of $51,000,070.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
63,369,689	Federal Home Loan Mortgage Corp.	1.958 - 8.0	1/1/2024 - 10/1/2045	67,199,535
93,703,967	Federal National Mortgage Association	2.345 - 6.5	5/1/2024 - 12/1/2045	99,801,731
2,145,092	Government National Mortgage Association	2.49 - 5.8	5/15/2035 - 7/15/2045	2,318,735
Total Collateral Value				169,320,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$630,737,329	$—	$630,737,329
Repurchase Agreements	—	401,000,000	—	401,000,000
Total	$—	$1,031,737,329	$—	$1,031,737,329

There have been no transfers between fair value measurement levels during the period ended Decemberr 31, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016